DERIVATIVE LIABILITY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Liability (Textual)
Derivative financial liability	$ 101,945	$ 1,981,938	$ 4,129,793
Derivative liability	$ 1,131,094